Acquisitions - Additional Information (Detail) shares in Millions, $ in Millions, $ in Millions				9 Months Ended	12 Months Ended
	Jun. 01, 2023 CAD ($)	Feb. 01, 2023 CAD ($)	Dec. 01, 2022 CAD ($) shares	Oct. 31, 2023 CAD ($)	Oct. 31, 2024	Oct. 31, 2023 CAD ($)	Jun. 01, 2023 USD ($)	Feb. 01, 2023 USD ($)	Dec. 20, 2021
Top of range [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Amortisation of intangible assets					15 years
Bank Of The West [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Consideration paid		$ 18,400						$ 13,800
Pay fixed receive float interest rate swaps mark to market gain		$ 269
Business combination proforma profit loss of acquiree				$ 4,500
Business combination proforma revenue of acquiree				32,000
Business combination acquisition related costs incurred after tax				1,342
Business combination initial provision for credit losses after taxes incurred				517
Business combination acquistion related costs incurred before tax				1,792
Business combination initial provision for credit losses before taxes incurred				705
Profit or loss of acquiree				361
Revenue of acquiree				$ 3,143
Amortisation of intangible assets		15 years
Business combination goodwill recognized as of acquisition date		$ 10,582
Business combination identifiable intangible assets recognized as of acquisition date		$ 2,883
Bank Of The West [Member] | Revised Pay Fixed Receive Floating Interest Rate Swaps [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Pay fixed receive float interest rate swaps mark to market gain						$ (5,700)
CLAAS Financial Services [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Percentage of voting equity interests acquired									51.00%
Radicle [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Consideration paid			$ 195
Acquired goodwill			85
Acquired intangible assets			60
Consideration in cash			$ 42
Number of shares issued | shares			1.2
Number of shares issued, Value			$ 153
Radicle [Member] | Bottom of range [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Amortisation of intangible assets			3 years
Radicle [Member] | Top of range [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Amortisation of intangible assets			15 years
Air Miles [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Acquisition of business, net consideration	$ 213						$ 157
Consideration paid	213
Business combination goodwill recognized as of acquisition date	233
Business combination identifiable intangible assets recognized as of acquisition date	$ 151
Air Miles [Member] | Bottom of range [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Amortisation of intangible assets	5 years
Air Miles [Member] | Top of range [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Amortisation of intangible assets	14 years